Lease Receivables and Other Assets (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Lease Receivables and Other Assets
Lease receivables	$ 209,657	$ 199,694	$ 222,637
AeroTurbine Inventory	200,508	149,390	148,452
Lease incentive costs, net of amortization	175,956	128,616	119,878
Straight-line rents and other assets	203,308	226,609
Goodwill and Other intangible assets	46,778	48,887	51,965
Notes and trade receivables, net of allowance	18,098	23,181	9,489
Derivative assets		54	198
Total	854,305	776,731
Interest rate on notes receivable, minimum (as a percent)	2.00%	2.00%
Interest rate on notes receivable, maximum (as a percent)	10.50%	10.40%
Allowance for credit losses
Balance at the beginning of the period		41,396	21,042
Provision		(9,727)	20,354
Write-offs		(31,669)
Balance at the end of the period			$ 41,396